Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001199046
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 30, 2012
Prospectus Date	rr_ProspectusDate	Jan. 30, 2012
Iron Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Iron Strategic Income Fund (the “Fund”) is to maximize total return. Total return is comprised of both income and capital appreciation.
Fees and Expenses of the Fund	ust1199046_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	ust1199046_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98.14 % of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	98.14%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to attain its investment objective by strategically adjusting the portfolio’s exposure to fixed income securities, particularly high yield securities. The Fund typically invests in high yield, high risk securities rated lower than Baa by Moody’s Investor Services, Inc.® (“Moody’s”) or lower than BBB by Standard & Poor’s® (“S&P”) or, if unrated, determined to be of comparable quality by the adviser (commonly known as “junk bonds”), as well as shares of open - end , closed - end and exchange-traded funds (“ETFs”) that invest primarily in high yield securities. The Fund and underlying funds may invest in different types of fixed income, variable and floating rate debt securities of any quality or maturity including bonds, corporate debt, foreign corporate and sovereign debt securities, loans, notes, mortgage-backed securities, restricted securities, municipal securities, government securities and credit default swaps.

The Fund’s adviser conducts an ongoing analysis of the overall fixed income markets and individual high yield securities. Factors considered by the adviser in determining the Fund’s exposure to high yield securities include , but are not limited to, the issuer’s profitability, growth, valuation, financial strength, momentum, credit spreads, money flows, short-term interest rates, volume, price, volatility, default and recovery rates, duration, maturity, ratings, issue size, amount outstanding, coupon, yields and yield curves. The adviser reviews current data and compares it to historical levels, as well as relevant trends or movement in the data. Based on its analysis, the adviser determines what it believes to be the optimal amount of exposure to high yield securities. This approach seeks to allow the Fund to earn interest income on securities held in its portfolio while also seeking to generate capital appreciation through strategic adjustments of the Fund’s assets.

If the adviser concludes that the risk/reward relationship is unfavorable in the fixed income markets generally, or the high yield fixed income market in particular, the adviser will take steps to limit the Fund’s exposure such as: (1) selling portfolio securities and increasing its cash position; (2) hedging its exposure to the fixed income or high yield markets through the use of derivatives; (3) selling portfolio securities and using some or all of the proceeds to purchase investment grade debt securities and/or fixed income derivatives; or (4) purchasing equity securities or equity derivatives. The Fund’s portfolio typically is comprised substantially of other investment companies (including open-end and closed-end funds, money market funds, and ETFs) that invest in a broad range of debt and equity securities and derivatives. As a result of its strategic allocation strategy, the adviser typically engages in active trading of the Fund’s securities which causes the Fund to experience a high portfolio turnover rate, the effects of which are described below under “Turnover Risk.”

Derivative instruments traded by the Fund typically include credit default swaps, option contracts, Treasury futures contracts and options on such futures contracts. For example, the Fund may enter into a credit default swap primarily to hedge its portfolio from credit risk, or to efficiently add exposure to the high yield market. Options may be used to hedge or adjust exposure to a security or market and Treasury futures contracts and options thereon may be used to adjust the duration of the Fund’s portfolio and/or exposure to various parts of the yield curve. The Fund and underlying funds in which it invests may use derivative instruments for any purpose consistent with their investment objectives including hedging or managing risk, or ensuring that the Fund’s portfolio maintains sufficient liquidity to meet potential redemptions by Fund shareholders. A small investment in derivatives could have a potentially large impact on the Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund. See “Derivatives Risks” below.

The Fund also may attempt to hedge its exposure to the fixed income market by investing in, or selling short, equity securities. In selecting equity securities, the adviser reviews technical factors including , but not limited to, the issuer’s momentum, money flows, short-term interest rates, institutional holdings, price and volatility, as well as fundamental factors including profitability, growth, valuation, dividends and financial strength. Equity securities in which the Fund may invest include common stocks of U.S. or foreign companies of any market capitalization including , but not limited to, small- and mid-cap companies and companies operating in developed or emerging countries; securities convertible into common stocks or securities with a value based on equity securities, and other investment companies that invest primarily in equity securities. The Fund also may engage in short sales. For example, equity securities of the issuer of a bond held by the Fund may be sold short as an alternative hedge to selling the underlying bond.

The adviser may sell a security if it identifies another investment it believes will outperform a current position. The adviser may also sell a security to manage risk or the effective maturity or the duration of the Fund’s portfolio, and/or if it believes that investing in the asset class is no longer advantageous to the Fund’s overall strategy. The Fund is not a diversified fund, which means that its investment results may be dependent upon the results of fewer investments than other mutual funds that are diversified. The Fund may invest up to 15% of its net assets (at the time of purchase) in illiquid securities. The Fund may engage in repurchase agreements and securities lending with broker-dealers and other financial institutions to earn income.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to attain its investment objective by strategically adjusting the portfolio’s exposure to fixed income securities, particularly high yield securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments involve risk, and the Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

•	Fixed Income Securities Risks.

➢	Interest Rate Risk. The market value of fixed income securities in which the Fund invests and, thus, the Fund’s net asset value, can be expected to vary inversely with changes in interest rates.
➢	Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.
➢
Credit Risk.  The issuer of the fixed income security may not be able to make interest and principal payments when due, and the issuer may not be able to make dividend payments when due.  Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

➢
Junk Bond Risk.  The Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), as well as derivatives of such securities, and therefore is likely to be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities.  These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.  An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk).  If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

➢
Prepayment and Extension Risk.  As interest rates decline, the issuers of fixed income securities may prepay principal earlier than scheduled, forcing the Fund (or an underlying fund) to reinvest in lower yielding securities.  As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities.

•
Investment Company Securities Risk.  When the Fund invests in other investment companies (including ETFs, money market funds, and open-end or closed-end mutual funds), you will indirectly bear any fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses.  Therefore, the Fund could incur higher expenses, many of which may be duplicative.  In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds).

➢	ETF Risk. An ETF’s shares may trade at a market price above or below their net asset value, and an active trading market for an ETF’s shares may not develop or be maintained.
➢
Closed-End Fund Risk.  There generally is less public information available about closed-end funds than mutual funds.  In addition, the market price of a closed-end fund’s shares may be affected by its dividend or distribution levels, stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. This means that a closed-end fund’s shares may trade at a discount to its net asset value.

•
Government Securities Risk.  Not all U.S. government securities are backed by the full faith and credit of the U.S. government.  It is possible that the U.S. government would not provide financial support to certain of its agencies or instrumentalities if it is not required to do so by law.  If a U.S. government agency or instrumentality in which the Fund (or an underlying fund) invests defaults and the U.S. government does not stand behind the obligation, the Fund’s share price or yield could fall.

•
High Turnover Risk. The Fund’s investment strategy involves active trading and typically results in a high portfolio turnover rate.  A high portfolio turnover results in correspondingly greater brokerage commission expenses, and may result in the distribution to shareholders of additional capital gains for tax purposes.

•
Market Risk.  The prices of equity securities held by the Fund (or underlying funds) may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.  Equity securities may involve large price swings and potential for loss.  Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

•
Management Risk.  The adviser’s process of strategically adjusting the portfolio’s exposure to the high yield market may fail to produce the intended results.  If the adviser’s expectations for a particular asset class are not realized in the expected timeframe, the Fund’s overall performance may suffer.

•
Small/Mid Cap Risk.  Stocks of mid- and small-cap companies are more risky than stocks of larger companies.  Many of these companies are young and have a limited track record.  Their securities may trade less frequently and in more limited volume than those of more mature companies.  Mid- and/or small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.  The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.

•
Foreign Risk.  Investing in foreign companies (whether directly or through American Depository Receipts (ADRs) or ETFs that invest in foreign securities ) can increase the potential for losses in the Fund and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.  ADRs do not eliminate all of the risks associated with direct investment in the securities of foreign issuers.  The risks of foreign investing are of greater concern in the case of investments in companies located in emerging markets.

•
Derivatives Risks.  A small investment in derivatives could have a potentially large impact on the Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund.  The use of derivatives involves the risk that changes in the value of a derivative held by the Fund may not correlate with the Fund’s other investments. The low margin or premiums normally required in derivative transactions may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately larger profit or loss.

➢
Swap Risks. Credit default swap agreements involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, these swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund could also suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.  The Fund may also invest in swaptions, which are options to enter into interest rate swaps.  Such investments would also be subject to options risks, as discussed below.

➢
Options Risks.  The seller (writer) of a call option which is covered (that is, the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option.  The seller of an uncovered call option (that is, where the seller does not own the underlying security) assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option.  The buyer of a call option assumes the risk of losing its entire premium invested in the call option.  The seller (writer) of a put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option.  The buyer of a put option assumes the risk of losing his entire premium invested in the put option.  The Fund may also invest in swaptions, which are options to enter into interest rate swaps.  Such investments would also be subject to swap risks, as discussed above.

➢
Futures Contracts and Options on Futures Contracts Risks.   There is no assurance that a liquid secondary market will exist for futures contracts (or related options) purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses.  Futures positions may be illiquid, which could prevent the Fund from promptly liquidating unfavorable positions and cause it to be subject to substantial losses.  Trading in commodity futures contracts and related options are highly specialized activities that may entail greater than ordinary investment or trading risks.

➢
Hedging Risks.  Hedging strategies can reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.  Also, to the extent the profit or loss from the derivative and from the corresponding long position do not correlate, there is the risk that the Fund will realize a net loss.

➢
Counterparty Risk. Participants in “over-the-counter” or “interdealer” markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets.  When the Fund invests in derivative, over-the-counter transactions (including options), it is assuming a credit risk with regard to parties with which it trades and also bears the risk of settlement default.  This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss.  Counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties.

➢
Credit Risk.   The Fund could lose its entire investment to the extent that it engages in a swap or other over-the-counter transaction with a counterparty that declares bankruptcy.  Wider credit spreads and decreasing market values represent a deterioration of a counterparty’s credit soundness and a greater likelihood or risk of default occurring.

•
Short Sale Risk.  Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because there is no maximum attainable price of the shorted security.  Therefore, in theory, securities sold short have unlimited risk.  Short selling will also result in higher transaction costs and may result in higher taxes.

•	Liquidity Risk. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•
Repurchase Agreement Risks.  Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations.  If the value of the collateral becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount.

•
Securities Lending Risks.  When the Fund engages in securities lending, it will be subject to the risk that it may experience a delay in receiving additional collateral to secure a loan or a delay in recovering the loaned securities if the borrower defaults.

•
Non-Diversification Risk.  The Fund may invest a greater percentage of its assets in a particular issuer compared with diversified mutual funds.  The change in value of any one security could affect the overall value of the Fund more than it would the value of a diversified fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk. The Fund may invest a greater percentage of its assets in a particular issuer compared with diversified mutual funds. The change in value of any one security could affect the overall value of the Fund more than it would the value of a diversified fund.

Performance	ust1199046_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment returns have varied from year to year since the Fund’s inception as represented by the performance of Institutional Class shares (the Class with the longest period of annual returns). The performance of Investor Class shares will differ due to differences in expenses. The table shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment returns have varied from year to year since the Fund’s inception as represented by the performance of Institutional Class shares (the Class with the longest period of annual returns).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Annual Total Return	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Annual Total Return (for years ended December 31st)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Best Quarter: 2nd Quarter, 2009, 12.52% Worst Quarter: 3rd Quarter, 2008, -4.79%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011 )
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown for the Institutional Class only. After-tax returns for the Investor Class will vary. After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than 12 months. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the Institutional Class only. After-tax returns for the Investor Class will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than 12 months.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 322-0575. Updated performance information may also be accessed on the Fund’s website at www.ironfunds.com.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 322-0575
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ironfunds.com
Iron Strategic Income Fund | Investor Class
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Investor Class
Redemption Fee (as a percentage of the amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Investor Class
1 year	rr_ExpenseExampleYear01	211
3 years	rr_ExpenseExampleYear03	652
5 years	rr_ExpenseExampleYear05	1,119
10 years	rr_ExpenseExampleYear10	2,410
Iron Strategic Income Fund | Institutional Class
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class
Redemption Fee (as a percentage of the amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Expense Example:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 year	rr_ExpenseExampleYear01	176
3 years	rr_ExpenseExampleYear03	545
5 years	rr_ExpenseExampleYear05	939
10 years	rr_ExpenseExampleYear10	2,041
Annual Total Return	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	5.49%
2008	rr_AnnualReturn2008	(8.04%)
2009	rr_AnnualReturn2009	35.60%
2010	rr_AnnualReturn2010	10.49%
2011	rr_AnnualReturn2011	0.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.79%)
Iron Strategic Income Fund | Return before Taxes | Investor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fund – Investor Class
Label	rr_AverageAnnualReturnLabel	Return before Taxes
One Year	rr_AverageAnnualReturnYear01	0.43%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	13.14%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 02, 2009
Iron Strategic Income Fund | Return before Taxes | Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fund – Institutional Class
Label	rr_AverageAnnualReturnLabel	Return before Taxes
One Year	rr_AverageAnnualReturnYear01	0.70%
Five Years	rr_AverageAnnualReturnYear05	7.92%
Since Inception	rr_AverageAnnualReturnSinceInception	8.16%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 11, 2006
Iron Strategic Income Fund | Return After Taxes on Distributions | Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fund – Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	(1.73%)
Five Years	rr_AverageAnnualReturnYear05	5.75%
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 11, 2006
Iron Strategic Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fund – Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
One Year	rr_AverageAnnualReturnYear01	0.80%
Five Years	rr_AverageAnnualReturnYear05	5.55%
Since Inception	rr_AverageAnnualReturnSinceInception	5.76%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 11, 2006
Iron Strategic Income Fund | Merrill Lynch High Yield Master II Index | Institutional Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fund – Institutional Class
Label	rr_AverageAnnualReturnLabel	Merrill Lynch High Yield Master II Index
One Year	rr_AverageAnnualReturnYear01	4.38%
Five Years	rr_AverageAnnualReturnYear05	7.34%
Since Inception	rr_AverageAnnualReturnSinceInception	7.78%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 11, 2006

[1]	Institutional Class shares commenced operations on October 11, 2006. Investor Class shares commenced operations on February 2, 2009.